Revenue - Contract Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Contract assets	$ 2,575	$ 628
Contract liabilities	541	$ 4,207
Revenue recognized	$ 541